Restricted Cash and Other Non-current Assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Restricted cash
Lease deposits and guarantees	€ 54	€ 52
Other	1	3
Other non-current assets	14	10
Restricted cash and other non-current assets	€ 69	€ 65